Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allowance for credit losses:
Individually evaluated for impairment		¥ 437,777	¥ 385,522
Collectively evaluated for impairment		359,579	258,298
Loans acquired with deteriorated credit quality	[1]	12,184	14,364
Total		809,540	658,184	¥ 764,124	¥ 1,182,188
Loans:
Individually evaluated for impairment		1,286,918	1,200,663
Collectively evaluated for impairment		116,838,107	115,641,969
Loans acquired with deteriorated credit quality	[1]	67,211	54,103
Total	[2]	118,192,236	116,896,735
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		364,079	312,970
Collectively evaluated for impairment		108,100	63,366
Loans acquired with deteriorated credit quality	[1]	10,096	13,279
Total		482,275	389,615	491,098	900,686
Loans:
Individually evaluated for impairment		944,988	879,944
Collectively evaluated for impairment		85,640,827	86,065,091
Loans acquired with deteriorated credit quality	[1]	36,972	26,245
Total	[2]	86,622,787	86,971,280
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		12,651	14,175
Collectively evaluated for impairment		21,130	23,413
Loans acquired with deteriorated credit quality	[1]	965	1,038
Total		34,746	38,626	42,546	67,336
Loans:
Individually evaluated for impairment		92,448	102,948
Collectively evaluated for impairment		13,219,677	13,617,802
Loans acquired with deteriorated credit quality	[1]	6,365	7,334
Total	[2]	13,318,490	13,728,084
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		19,799	21,829
Collectively evaluated for impairment		15,369	10,708
Loans acquired with deteriorated credit quality	[1]	12	13
Total		35,180	32,550	32,119	30,165
Loans:
Individually evaluated for impairment		65,292	64,752
Collectively evaluated for impairment		497,448	510,440
Loans acquired with deteriorated credit quality	[1]	2,903	3,390
Total	[2]	565,643	578,582
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		5,977	8,294
Collectively evaluated for impairment		53,013	44,282
Loans acquired with deteriorated credit quality	[1]	5	5
Total		58,995	52,581	53,765	73,733
Loans:
Individually evaluated for impairment		67,719	69,760
Collectively evaluated for impairment		9,581,107	9,527,264
Loans acquired with deteriorated credit quality	[1]	7,007	11,228
Total	[2]	9,655,833	9,608,252
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		30,198	28,254
Collectively evaluated for impairment		139,401	116,529
Loans acquired with deteriorated credit quality	[1]	27	29
Total		169,626	144,812	¥ 144,596	¥ 110,268
Loans:
Individually evaluated for impairment		98,959	83,259
Collectively evaluated for impairment		6,806,584	5,921,372
Loans acquired with deteriorated credit quality	[1]	6,047	5,906
Total	[2]	6,911,590	6,010,537
Other [Member]
Allowance for credit losses:
Individually evaluated for impairment		5,073
Collectively evaluated for impairment		22,566
Loans acquired with deteriorated credit quality	[1]	1,079
Total		28,718
Loans:
Individually evaluated for impairment		17,512
Collectively evaluated for impairment		1,092,464
Loans acquired with deteriorated credit quality	[1]	7,917
Total	[2]	¥ 1,117,893

[1]	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
[2]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.